Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	113,632	—	113,632
Total Assets	—	113,632	—	113,632
	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	143,729	—	143,729
Total Assets	—	143,729	—	143,729